Share Options, Nonemployees (Detail) - Non Employee - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	128,200
Number of shares, Exercised	(2,900)
Number of shares, Outstanding, Ending	125,300	128,200
Number of shares, Exercisable	125,300
Weighted-average exercise price, Outstanding, Beginning	$ 0.35
Weighted-average exercise price, Exercised	0.18
Weighted-average exercise price, Outstanding, Ending	0.15	$ 0.35
Weighted-average exercise price: Exercisable	$ 0.15
Weighted-average remaining contractual term (years), Outstanding	2 years 6 months 18 days	3 years 6 months 18 days
Weighted-average remaining contractual term (years), Exercisable	2 years 6 months 18 days
Aggregated intrinsic value, Outstanding, Beginning	$ 405
Aggregated intrinsic value, Outstanding, Ending	382	$ 405
Aggregated intrinsic value, Exercisable	$ 382